Intangible Assets net (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
Amortization	$ 61,983	$ 63,175	$ 185,949	$ 188,841	$ 248,615	$ 247,247